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Invesco Advisers, Inc.
PO Box 4333
Houston, TX 77210-4333
11 Greenway Plaza, Suite 100
Houston, TX 77046
713 626 1919
www.invescoaim.com
January 11, 2010
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	AIM Tax-Exempt Funds CIK No. 0000909466
Ladies and Gentlemen:
     On behalf of AIM Tax-Exempt Funds (the “Fund”), attached herewith for filing pursuant to the provisions of the Securities Act of 1933 (“1933 Act”), as amended, including Rule 488 thereunder, is the electronic version of the Fund’s Registration Statement on Form N-14 containing a proxy statement/prospectus. The filing relates to the proposed acquisition of the Van Kampen Tax Free Money Fund by the AIM Tax-Exempt Cash Fund. The proxy statement/prospectus will be used in the solicitation of proxies of the shareholders of the Van Kampen Tax Free Money Fund to approve an Agreement and Plan of Reorganization pursuant to which the assets and liabilities of the Van Kampen Tax Free Money Fund will be transferred to the AIM Tax-Exempt Cash Fund.
     The title of the securities being registered is Class A shares of AIM Tax-Exempt Cash Fund. AIM Tax Exempt Funds has previously registered an indefinite number of its shares under the 1933 Act pursuant to an election under Rule 24f-2 under the Investment Company Act of 1940.
     Pursuant to Rule 488 under the 1933 Act, the Fund hereby proposes that its Registration Statement on Form N-14 become effective on February 10, 2010.
     Please send copies of all correspondence with respect to the Registration Statement on Form N-14 to my attention or contact me at 713.214.5770.

Very truly yours,
/s/ Melanie Ringold
Counsel